PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Depreciation	$ (230,319)	$ (161,353)	$ (74,852)
Total property and equipment	8,439,091	4,998,771	5,005,309
Production equipment [Member]
Property and equipment, gross	5,025,700	1,461,586	1,390,373
Leasehold improvements [Member]
Property and equipment, gross	12,431	12,431	12,431
Kiosks plus improvements [Member]
Property and equipment, gross	$ 3,631,279	$ 3,686,107	$ 3,677,357